Fair Value Measurements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements [Abstract]
Debt excluding short-term borrowings and capital lease obligations, carrying value	$ 16,949	$ 14,618
Capital lease obligations, carrying value	$ 85	$ 137